Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.625%, 08/31/2022	$89,000,000	$91,548,320
2.125%, 12/31/2022	762,500,000	796,574,219
1.750%, 05/15/2023	1,266,700,000	1,319,891,507
Total U.S. Treasury Securities (Cost $2,203,305,695)		2,208,014,046	26.4%

Other Government Related Securities
CNOOC Finance (2012) Ltd.,
3.875%, 05/02/2022 (1)(2)	15,137,000	15,788,062
Industrial Bank of Korea,
0.851%, 08/02/2021 (3 Month LIBOR USD + 0.600%) (1)(2)(3)	2,150,000	2,156,816
Syngenta Finance NV:
3.933%, 04/23/2021 (1)(2)	10,000,000	10,129,045
3.125%, 03/28/2022 (1)	5,000,000	5,091,295
Total Other Government Related Securities (Cost $32,249,051)		33,165,218	0.4%

Corporate Bonds
Industrials
AbbVie, Inc.:
5.000%, 12/15/2021 (2)	20,045,000	20,901,895
3.450%, 03/15/2022 (2)	6,975,000	7,234,679
3.850%, 06/15/2024 (2)	13,187,000	14,451,829
Agilent Technologies, Inc.,
3.875%, 07/15/2023	7,500,000	8,120,588
Albemarle Corp.,
1.330%, 11/15/2022 (3 Month LIBOR USD + 1.050%) (3)	7,000,000	6,974,722
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	33,135,000	34,174,490
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	9,075,000	9,615,338
Anglo American Capital PLC:
4.125%, 04/15/2021 (1)(2)	27,850,000	28,283,662
3.750%, 04/10/2022 (1)(2)	6,200,000	6,421,068
4.125%, 09/27/2022 (1)(2)	2,775,000	2,918,563
AutoNation, Inc.,
3.350%, 01/15/2021	4,603,000	4,623,151
Bayer US Finance II LLC:
3.500%, 06/25/2021 (2)	26,245,000	26,771,611
2.200%, 07/15/2022 (2)	2,250,000	2,277,167
Beam Suntory, Inc.,
3.250%, 05/15/2022	10,875,000	11,371,065
Becton Dickinson and Co.:
3.125%, 11/08/2021	1,000,000	1,027,836
2.894%, 06/06/2022	22,500,000	23,296,727
3.363%, 06/06/2024	6,882,000	7,447,889
Bemis Co., Inc.,
4.500%, 10/15/2021	5,375,000	5,527,324
Boral Finance Pty Ltd.,
3.000%, 11/01/2022 (1)(2)	2,475,000	2,528,525
BP Capital Markets America, Inc.,
2.937%, 04/06/2023	24,550,000	25,966,730
Broadcom, Inc.:
3.125%, 10/15/2022	5,060,000	5,295,540
2.650%, 01/15/2023	1,658,000	1,722,329
2.250%, 11/15/2023	15,000,000	15,594,702
3.625%, 01/15/2024	11,225,000	12,072,946
Bunge Limited Finance Corp.,
3.500%, 11/24/2020	10,425,000	10,470,630
Canadian Natural Resources Ltd.,
2.950%, 01/15/2023 (1)	6,500,000	6,760,695
Cardinal Health, Inc.,
3.200%, 06/15/2022	9,922,000	10,327,366
Cargill, Inc.,
1.375%, 07/23/2023 (2)	14,400,000	14,729,616
Carlisle Companies, Inc.,
3.750%, 11/15/2022	2,230,000	2,341,455
Carrier Global Corp.,
1.923%, 02/15/2023 (2)	7,000,000	7,202,316
Celanese US Holdings LLC,
4.625%, 11/15/2022	3,395,000	3,651,222
Charter Communications Operating LLC,
4.464%, 07/23/2022	22,835,000	24,176,262
Cheniere Corpus Christi Holdings LLC,
7.000%, 06/30/2024	18,000,000	20,724,448
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
3.300%, 05/01/2023 (2)	1,930,000	2,047,867
Choice Hotels International, Inc.,
5.750%, 07/01/2022	4,495,000	4,787,175
Cigna Corp.:
3.400%, 09/17/2021	3,000,000	3,087,389
3.750%, 07/15/2023	2,664,000	2,886,903
CNH Industrial Capital LLC:
4.375%, 11/06/2020	9,810,000	9,840,853
4.875%, 04/01/2021	2,554,000	2,603,302
3.875%, 10/15/2021	13,460,000	13,826,264
4.375%, 04/05/2022	4,102,000	4,299,306
CNH Industrial NV,
4.500%, 08/15/2023 (1)	7,000,000	7,603,492
CommonSpirit Health:
2.950%, 11/01/2022	6,349,000	6,621,411
4.200%, 08/01/2023	4,210,000	4,540,203
Conagra Brands, Inc.:
0.768%, 10/09/2020 (3 Month LIBOR USD + 0.500%) (3)	20,000,000	20,001,792
3.800%, 10/22/2021	4,950,000	5,118,463
Constellation Brands, Inc.:
0.980%, 11/15/2021 (3 Month LIBOR USD + 0.700%) (3)	10,020,000	10,020,702
3.200%, 02/15/2023	9,650,000	10,184,577
CVS Health Corp.:
3.350%, 03/09/2021	10,462,000	10,598,621
2.125%, 06/01/2021	5,000,000	5,052,547
3.700%, 03/09/2023	4,312,000	4,620,692
Daimler Finance North America LLC:
3.350%, 05/04/2021 (2)	15,000,000	15,239,324
3.400%, 02/22/2022 (2)	13,000,000	13,459,000
3.350%, 02/22/2023 (2)	1,619,000	1,713,982
1.750%, 03/10/2023 (2)	7,000,000	7,134,763
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	5,454,000	5,582,900
5.450%, 06/15/2023 (2)	20,000,000	21,926,512
Domtar Corp.,
4.400%, 04/01/2022	4,775,000	4,908,558
DXC Technology Co.,
4.450%, 09/18/2022	34,423,000	36,137,968
Eastman Chemical Co.,
3.500%, 12/01/2021	17,550,000	18,084,143
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (8)	35,000,000	35,402,843
Elanco Animal Health, Inc.,
4.912%, 08/27/2021	32,689,000	33,547,086
Embotelladora Andina SA,
5.000%, 10/01/2023 (1)(2)	8,160,000	8,992,955
EMD Finance LLC,
2.950%, 03/19/2022 (2)	12,400,000	12,767,734
Encana Corp.,
3.900%, 11/15/2021	32,690,000	32,679,394
Energy Transfer Operating LP,
4.250%, 03/15/2023	15,933,000	16,566,201
Eni SpA,
4.000%, 09/12/2023 (1)(2)	3,187,000	3,451,750
EQT Corp.,
4.875%, 11/15/2021	2,755,000	2,783,569
Equifax, Inc.,
3.950%, 06/15/2023	12,294,000	13,300,879
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	1,450,000	1,475,231
Express Scripts Holding Co.,
1.006%, 11/30/2020 (3 Month LIBOR USD + 0.750%) (3)	7,000,000	7,001,558
Exxon Mobil Corp.,
1.571%, 04/15/2023	35,000,000	35,999,950
FedEx Corp.,
3.400%, 01/14/2022	7,000,000	7,256,142
Fiserv, Inc.:
4.750%, 06/15/2021	3,220,000	3,314,842
3.500%, 10/01/2022	6,350,000	6,696,103
Flowserve Corp.,
4.000%, 11/15/2023	1,669,000	1,751,910
FMC Corp.:
3.950%, 02/01/2022	13,172,000	13,613,415
4.100%, 02/01/2024	2,425,000	2,638,894
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	4,705,000	4,695,061
3.470%, 04/05/2021	2,500,000	2,493,750
2.979%, 08/03/2022	15,000,000	14,775,000
3.087%, 01/09/2023	12,000,000	11,758,680
Fortune Brands Home & Security, Inc.,
4.000%, 09/21/2023	3,805,000	4,160,905
Fox Corp.,
3.666%, 01/25/2022	5,000,000	5,213,940
Fresenius Medical Care US Finance II, Inc.,
5.875%, 01/31/2022 (2)	2,947,000	3,134,805
Fresenius Medical Care US Finance, Inc.,
5.750%, 02/15/2021 (2)	4,907,000	4,995,936
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	2,828,000	3,014,349
General Electric Co.:
3.150%, 09/07/2022	25,175,000	26,292,685
3.375%, 03/11/2024	9,475,000	10,182,726
General Mills, Inc.,
3.200%, 04/16/2021	5,000,000	5,075,829
General Motors Financial Co., Inc.:
3.700%, 11/24/2020	1,409,000	1,411,081
4.200%, 03/01/2021	1,215,000	1,229,876
3.550%, 04/09/2021	4,750,000	4,812,925
3.200%, 07/06/2021	8,500,000	8,628,624
4.200%, 11/06/2021	5,000,000	5,160,724
3.550%, 07/08/2022	5,000,000	5,166,102
1.700%, 08/18/2023	12,000,000	12,029,986
5.100%, 01/17/2024	2,925,000	3,194,107
Genpact Luxembourg Sarl,
3.700%, 04/01/2022 (1)	5,511,000	5,641,847
Gilead Sciences, Inc.,
0.750%, 09/29/2023	20,275,000	20,317,578
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	18,000,000	18,790,002
4.250%, 10/25/2022 (1)(2)	7,555,000	8,021,468
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	7,121,000	7,634,353
4.625%, 04/29/2024 (2)	7,500,000	8,262,387
Global Payments, Inc.:
3.800%, 04/01/2021	30,693,000	31,102,012
3.750%, 06/01/2023	4,550,000	4,878,291
Gray Oak Pipeline LLC,
2.000%, 09/15/2023 (2)	7,000,000	7,038,608
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (1)(2)	18,907,000	19,779,369
HCA, Inc.:
4.750%, 05/01/2023	20,093,000	21,919,233
5.000%, 03/15/2024	14,570,000	16,323,043
Hewlett Packard Enterprise Co.:
3.500%, 10/05/2021	5,000,000	5,142,292
2.250%, 04/01/2023	23,000,000	23,719,381
4.450%, 10/02/2023	11,109,000	12,208,013
Huntsman International LLC,
5.125%, 11/15/2022	4,500,000	4,838,841
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	8,200,000	8,570,317
Hyundai Capital America:
3.450%, 03/12/2021 (2)	5,000,000	5,058,082
2.450%, 06/15/2021 (2)	1,000,000	1,010,807
3.750%, 07/08/2021 (2)	2,650,000	2,710,024
3.950%, 02/01/2022 (2)	5,024,000	5,212,211
3.000%, 06/20/2022 (2)	5,000,000	5,155,048
2.850%, 11/01/2022 (2)	6,000,000	6,204,720
1.250%, 09/18/2023 (2)	15,000,000	14,966,550
IDEX Corp.,
4.200%, 12/15/2021	14,244,000	14,747,525
IHS Markit Ltd.,
5.000%, 11/01/2022 (1)(2)	9,613,000	10,316,897
Infor, Inc.,
1.450%, 07/15/2023 (2)	28,072,000	28,457,963
Inversiones CMPC SA,
4.375%, 05/15/2023 (1)(2)	2,325,000	2,470,313
Johnson Controls International PLC,
3.625%, 07/02/2024 (1)(7)	1,651,000	1,797,192
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)	36,325,000	38,088,771
Keurig Dr Pepper, Inc.:
3.551%, 05/25/2021	2,855,000	2,912,218
2.530%, 11/15/2021	23,880,000	24,373,145
Kinder Morgan Energy Partners LP,
5.000%, 10/01/2021	13,000,000	13,420,695
Kinder Morgan, Inc.,
5.625%, 11/15/2023 (2)	9,060,000	10,201,904
Kraft Heinz Foods Co.,
4.000%, 06/15/2023	29,000,000	30,838,236
Leggett & Platt, Inc.,
3.400%, 08/15/2022	10,000,000	10,407,274
Leidos, Inc.,
2.950%, 05/15/2023 (2)	27,875,000	29,159,480
Lennar Corp.,
8.375%, 01/15/2021	2,337,000	2,377,898
Lennox International, Inc.,
3.000%, 11/15/2023	16,160,000	17,042,828
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	17,775,000	18,590,706
Marathon Petroleum Corp.,
4.500%, 05/01/2023	10,000,000	10,792,060
Marriott International, Inc.,
2.125%, 10/03/2022	10,000,000	10,029,281
Masco Corp.,
5.950%, 03/15/2022	10,800,000	11,587,324
Maxim Integrated Products, Inc.,
3.375%, 03/15/2023	2,190,000	2,331,862
Microchip Technology, Inc.:
3.922%, 06/01/2021	33,643,000	34,387,625
2.670%, 09/01/2023 (2)	3,100,000	3,208,602
Micron Technology, Inc.:
2.497%, 04/24/2023	36,364,000	37,762,363
4.640%, 02/06/2024	3,700,000	4,110,259
Midwest Connector Capital Co. LLC,
3.625%, 04/01/2022 (2)	22,750,000	22,919,603
Mondelez International, Inc.,
2.125%, 04/13/2023	10,000,000	10,377,999
Mosaic Co.:
3.750%, 11/15/2021	2,850,000	2,924,266
3.250%, 11/15/2022	6,443,000	6,726,870
MPLX LP,
3.500%, 12/01/2022	6,403,000	6,710,811
Mylan NV,
3.750%, 12/15/2020 (1)	522,000	524,288
Mylan, Inc.,
3.125%, 01/15/2023 (2)	32,660,000	34,356,280
Newell Brands, Inc.,
3.850%, 04/01/2023	33,713,000	35,239,525
Newfield Exploration Co.,
5.750%, 01/30/2022	8,410,000	8,406,366
Newmont Goldcorp Corp.,
3.625%, 06/09/2021	4,900,000	4,978,258
Nissan Motor Acceptance Corp.,
3.450%, 03/15/2023 (2)	1,585,000	1,625,998
Nissan Motor Co. Ltd.,
3.043%, 09/15/2023 (1)(2)	10,000,000	10,137,144
Northern Border Pipeline Co.,
7.500%, 09/15/2021	4,500,000	4,721,662
Nutrien Ltd.:
3.150%, 10/01/2022 (1)	1,000,000	1,044,639
1.900%, 05/13/2023 (1)	19,400,000	20,026,232
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	12,565,000	13,101,017
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)	10,862,000	11,480,236
4.625%, 06/01/2023 (1)(2)	19,023,000	20,804,466
Occidental Petroleum Corp.:
1.730%, 08/15/2022 (3 Month LIBOR USD + 1.450%) (3)	4,250,000	3,783,182
2.700%, 08/15/2022	17,650,000	16,491,630
2.700%, 02/15/2023	10,000,000	9,150,000
Owens Corning,
4.200%, 12/15/2022	924,000	960,935
Panasonic Corp.,
2.536%, 07/19/2022 (1)(2)	15,000,000	15,479,309
PayPal Holdings, Inc.,
1.350%, 06/01/2023	6,400,000	6,537,210
Penske Truck Leasing Co.:
3.650%, 07/29/2021 (2)	5,000,000	5,116,817
4.250%, 01/17/2023 (2)	10,000,000	10,761,904
2.700%, 03/14/2023 (2)	1,500,000	1,561,500
4.125%, 08/01/2023 (2)	1,350,000	1,466,412
Pernod Ricard SA,
5.750%, 04/07/2021 (1)(2)	2,892,000	2,970,398
Phillips 66,
3.700%, 04/06/2023	9,800,000	10,490,522
POSCO,
2.375%, 01/17/2023 (1)(2)	35,000,000	35,863,493
Ralph Lauren Corp.,
1.700%, 06/15/2022	3,000,000	3,053,989
Reckitt Benckiser Treasury Services PLC:
0.783%, 06/24/2022 (3 Month LIBOR USD + 0.560%) (1)(2)(3)	2,000,000	2,007,429
2.375%, 06/24/2022 (1)(2)	30,000,000	30,898,571
Regency Energy Partners LP / Regency Energy Finance Corp.:
5.000%, 10/01/2022	1,430,000	1,504,975
4.500%, 11/01/2023	13,121,000	13,960,396
Reliance Industries Ltd.:
4.500%, 10/19/2020 (2)	17,178,000	17,204,454
5.400%, 02/14/2022 (1)(2)	5,000,000	5,268,013
Rolls-Royce PLC,
2.375%, 10/14/2020 (1)(2)	5,000,000	4,987,500
Roper Technologies, Inc.,
3.125%, 11/15/2022	10,000,000	10,480,564
Royal Caribbean Cruises Ltd.,
2.650%, 11/28/2020 (1)	5,000,000	4,975,000
Royalty Pharma PLC,
0.750%, 09/02/2023 (1)(2)	15,000,000	14,972,457
RPM International, Inc.,
3.450%, 11/15/2022	2,508,000	2,599,034
Ryder System, Inc.:
3.500%, 06/01/2021	6,700,000	6,837,160
2.875%, 06/01/2022	5,000,000	5,180,798
Sabine Pass Liquefaction LLC:
5.625%, 04/15/2023	15,800,000	17,306,846
5.750%, 05/15/2024	6,463,000	7,319,204
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	8,824,000	9,247,718
Seagate HDD Cayman:
4.750%, 06/01/2023 (1)	12,400,000	13,480,073
4.875%, 03/01/2024 (1)	2,500,000	2,723,542
Shell International Finance BV,
3.500%, 11/13/2023 (1)	5,000,000	5,439,186
Shire Acquisitions Investments Ireland DAC:
2.400%, 09/23/2021 (1)	5,366,000	5,462,946
2.875%, 09/23/2023 (1)	2,145,000	2,273,592
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	17,740,000	17,849,969
3.350%, 02/01/2022 (2)	4,023,000	4,065,661
Smiths Group PLC,
3.625%, 10/12/2022 (1)(2)	8,200,000	8,545,365
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	3,000,000	3,127,500
Sonoco Products Co.,
4.375%, 11/01/2021	855,000	879,701
Spirit AeroSystems, Inc.:
1.050%, 06/15/2021 (3 Month LIBOR USD + 0.800%) (3)	9,625,000	9,104,870
3.950%, 06/15/2023	3,515,000	3,119,563
SSM Health Care Corp.,
3.688%, 06/01/2023	16,500,000	17,852,749
Starbucks Corp.,
1.300%, 05/07/2022	5,000,000	5,067,490
Suncor Energy, Inc.,
2.800%, 05/15/2023 (1)	10,000,000	10,481,259
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	25,600,000	26,360,515
Takeda Pharmaceutical Co. Ltd.,
2.450%, 01/18/2022 (1)(2)	13,000,000	13,288,685
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	12,577,000	12,809,513
Teva Pharmaceutical Finance Netherlands III BV,
2.200%, 07/21/2021 (1)	15,654,000	15,505,287
Texas Gas Transmission LLC,
4.500%, 02/01/2021 (2)	6,286,000	6,303,902
Time Warner Cable LLC,
4.000%, 09/01/2021	9,706,000	9,916,239
Timken Co.,
3.875%, 09/01/2024	7,190,000	7,650,532
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022 (2)	26,200,000	25,059,602
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	23,175,000	24,571,191
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	1,025,000	1,049,165
TTX Co.,
4.400%, 05/01/2021 (2)	2,100,000	2,144,510
Valero Energy Corp.:
2.700%, 04/15/2023	19,400,000	20,099,952
1.200%, 03/15/2024	20,000,000	19,915,272
Verisk Analytics, Inc.,
5.800%, 05/01/2021	9,011,000	9,281,354
Verizon Communications, Inc.,
2.946%, 03/15/2022	31,030,000	32,158,189
VF Corp.,
2.050%, 04/23/2022	32,900,000	33,728,867
Vodafone Group PLC,
1.261%, 01/16/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	15,000,000	15,122,334
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	24,700,000	25,605,240
3.125%, 05/12/2023 (2)	7,000,000	7,389,316
Vulcan Materials Co.,
0.896%, 03/01/2021 (3 Month LIBOR USD + 0.650%) (3)	16,433,000	16,439,216
WestRock RKT LLC,
4.900%, 03/01/2022	4,100,000	4,343,805
Williams Companies, Inc.:
7.875%, 09/01/2021	3,065,000	3,267,153
3.600%, 03/15/2022	4,750,000	4,910,677
3.350%, 08/15/2022	235,000	243,785
3.700%, 01/15/2023	12,537,000	13,249,536
4.300%, 03/04/2024	15,000,000	16,403,410
Zimmer Biomet Holdings, Inc.:
0.977%, 03/19/2021 (3 Month LIBOR USD + 0.750%) (3)	695,000	695,122
3.700%, 03/19/2023	6,307,000	6,734,042
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	2,690,000	2,782,352
Zoetis, Inc.,
3.250%, 02/01/2023	13,085,000	13,806,247
Total Industrials (Cost $2,585,957,315)		2,642,369,096	31.5%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	9,979,000	10,565,530
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	30,000,000	31,251,300
EDP Finance BV:
5.250%, 01/14/2021 (1)(2)	2,840,000	2,875,924
3.625%, 07/15/2024 (1)(2)	27,560,000	29,973,820
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	28,583,000	29,493,932
4.250%, 09/14/2023 (1)(2)	1,100,000	1,203,912
Exelon Corp.,
2.450%, 04/15/2021	955,000	963,268
ITC Holdings Corp.,
4.050%, 07/01/2023	8,000,000	8,649,640
NextEra Energy Capital Holdings, Inc.,
2.403%, 09/01/2021	6,775,000	6,903,818
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (2)	3,439,170	3,603,821
Sempra Energy,
0.775%, 01/15/2021 (3 Month LIBOR USD + 0.500%) (3)	1,460,000	1,460,132
UIL Holdings Corp.,
4.625%, 10/01/2020	1,750,000	1,750,000
Total Utilities (Cost $126,024,501)		128,695,097	1.5%

Financials
ABN AMRO Bank NV,
3.400%, 08/27/2021 (1)(2)	15,250,000	15,667,165
AerCap Holdings NV:
4.450%, 12/16/2021 (1)	25,000,000	25,544,128
3.300%, 01/23/2023 (1)	8,000,000	8,028,626
Aetna, Inc.,
2.800%, 06/15/2023	2,000,000	2,107,612
AIG Global Funding,
2.300%, 07/01/2022 (2)	8,775,000	9,038,117
Air Lease Corp.:
3.875%, 04/01/2021	6,885,000	6,952,220
3.375%, 06/01/2021	3,000,000	3,035,814
2.625%, 07/01/2022	1,609,000	1,630,352
2.750%, 01/15/2023	21,150,000	21,619,616
Ally Financial, Inc.:
4.625%, 05/19/2022	16,661,000	17,502,661
1.450%, 10/02/2023	9,000,000	8,990,033
Ameriprise Financial, Inc.,
3.000%, 03/22/2022	6,300,000	6,537,251
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	2,388,000	2,419,811
Assurant, Inc.,
1.483%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,276,000	1,275,549
Banco Bilbao Vizcaya Argentaria SA,
0.875%, 09/18/2023 (1)	27,000,000	26,985,690
Bank of America Corp.:
3.499%, 05/17/2022 (3 Month LIBOR USD + 0.630%) (3)	5,000,000	5,093,741
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	10,000,000	10,386,241
3.550%, 03/05/2024 (3 Month LIBOR USD + 0.780%) (3)	5,000,000	5,324,801
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	5,275,000	5,712,735
Bank of Nova Scotia,
1.625%, 05/01/2023 (1)	30,000,000	30,782,581
Banque Federative du Credit Mutuel SA:
2.700%, 07/20/2022 (1)(2)	3,000,000	3,111,186
2.125%, 11/21/2022 (1)(2)	18,000,000	18,576,684
Barclays Bank PLC:
5.140%, 10/14/2020 (1)	5,606,000	5,613,912
10.180%, 06/12/2021 (1)(2)	7,179,000	7,553,089
1.700%, 05/12/2022 (1)	5,000,000	5,086,299
Barclays PLC:
3.250%, 01/12/2021 (1)	10,950,000	11,035,990
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	7,000,000	7,325,412
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,076,931
BBVA USA,
2.875%, 06/29/2022	18,861,000	19,434,056
BNP Paribas SA:
2.950%, 05/23/2022 (1)(2)	23,125,000	23,961,147
3.500%, 03/01/2023 (1)(2)	10,794,000	11,441,358
BNZ International Funding Ltd.:
2.900%, 02/21/2022 (1)(2)	1,950,000	2,013,022
3.375%, 03/01/2023 (1)(2)	15,305,000	16,342,679
BPCE SA:
3.000%, 05/22/2022 (1)(2)	12,127,000	12,545,764
5.700%, 10/22/2023 (1)(2)	17,793,000	19,954,739
5.150%, 07/21/2024 (1)(2)	16,000,000	17,920,384
Canadian Imperial Bank of Commerce,
2.606%, 07/22/2023 (3 Month LIBOR USD + 0.785%) (1)(3)	36,050,000	37,361,433
Cantor Fitzgerald LP,
6.500%, 06/17/2022 (2)	1,177,000	1,270,008
Capital One NA,
3.375%, 02/15/2023	34,182,000	36,150,027
Citigroup, Inc.,
1.678%, 05/15/2024 (SOFR + 1.667%) (3)	25,000,000	25,610,476
Citizens Bank NA,
3.250%, 02/14/2022	3,000,000	3,109,221
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	37,273,000	39,605,831
4.625%, 12/01/2023 (1)	5,000,000	5,555,287
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	19,895,000	20,547,870
3.750%, 04/24/2023 (1)(2)	3,380,000	3,622,114
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	11,400,000	11,792,028
2.997%, 12/14/2023 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	18,000,000	18,736,805
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 09/15/2022 (1)	4,650,000	4,920,380
CyrusOne LP / CyrusOne Finance Corp.,
2.900%, 11/15/2024	11,549,000	12,242,633
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	9,750,000	10,073,212
Danske Bank A/S:
3.875%, 09/12/2023 (1)(2)	8,500,000	9,151,622
1.171%, 12/11/2023 (1 Year CMT Rate + 1.030%) (1)(2)(3)	26,375,000	26,400,584
DBS Group Holdings Ltd.,
2.850%, 04/16/2022 (1)(2)	10,000,000	10,316,465
Deutsche Bank AG:
3.125%, 01/13/2021 (1)	5,515,000	5,543,674
3.150%, 01/22/2021 (1)	7,400,000	7,444,769
4.250%, 10/14/2021 (1)	5,400,000	5,558,894
5.000%, 02/14/2022 (1)	10,000,000	10,461,048
2.222%, 09/18/2024 (SOFR + 2.159%) (1)(3)	17,000,000	17,118,150
Discover Bank:
3.350%, 02/06/2023	7,964,000	8,422,897
4.200%, 08/08/2023	17,405,000	19,056,384
Discover Financial Services,
5.200%, 04/27/2022	10,443,000	11,146,260
F.N.B. Corporation,
2.200%, 02/24/2023	16,075,000	16,218,380
Fifth Third Bancorp,
1.625%, 05/05/2023	15,000,000	15,402,079
First Horizon National Corp.:
3.500%, 12/15/2020	11,148,000	11,185,887
3.550%, 05/26/2023	30,000,000	31,568,674
GATX Corp.,
4.350%, 02/15/2024	2,650,000	2,895,551
Goldman Sachs Group, Inc.:
3.000%, 04/26/2022	5,000,000	5,072,216
2.876%, 10/31/2022 (3 Month LIBOR USD + 0.821%) (3)	12,000,000	12,287,622
2.908%, 06/05/2023 (3 Month LIBOR USD + 1.053%) (3)	8,280,000	8,576,040
2.905%, 07/24/2023 (3 Month LIBOR USD + 0.990%) (3)	14,200,000	14,729,838
HSBC Holdings PLC,
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	28,200,000	29,153,853
Huntington National Bank,
3.250%, 05/14/2021	5,000,000	5,078,875
ING Bank NV:
5.000%, 06/09/2021 (1)(2)	7,250,000	7,478,209
5.800%, 09/25/2023 (1)(2)	2,724,000	3,058,271
ING Groep NV,
3.150%, 03/29/2022 (1)	3,700,000	3,839,098
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	9,377,000	9,899,773
Jefferies Group LLC:
6.875%, 04/15/2021	10,291,000	10,624,398
5.125%, 01/20/2023	8,900,000	9,701,194
KeyBank NA,
3.180%, 05/22/2022	25,343,000	26,395,638
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	210,000	216,724
Lexington Realty Trust,
4.250%, 06/15/2023	6,903,000	7,378,417
Liberty Mutual Group, Inc.,
4.950%, 05/01/2022 (2)	3,000,000	3,196,264
Lloyds Bank PLC:
3.000%, 01/11/2022 (1)	10,000,000	10,289,137
1.326%, 06/15/2023 (1 Year CMT Rate + 1.100%) (1)(3)	9,400,000	9,455,631
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,704,000	22,540,720
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	1,965,000	2,024,973
2.100%, 10/17/2022 (1)(2)	17,600,000	18,165,728
Macquarie Group Ltd.,
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	4,000,000	4,182,548
Manufacturers & Traders Trust Co.,
1.360%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	282,000	282,146
Marsh & McLennan Companies, Inc.,
2.750%, 01/30/2022	7,010,000	7,212,302
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	9,035,000	10,295,211
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	8,279,000	8,422,197
2.623%, 07/18/2022 (1)	10,000,000	10,362,885
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%) (1)(3)	20,000,000	20,012,482
Mitsubishi UFJ Lease & Finance Co. Ltd.:
3.406%, 02/28/2022 (1)(2)	5,200,000	5,362,028
2.652%, 09/19/2022 (1)(2)	3,000,000	3,087,728
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	8,700,000	9,000,667
1.241%, 07/10/2024 (3 Month LIBOR USD + 0.990%) (1)(3)	14,700,000	14,815,412
0.849%, 09/08/2024 (3 Month LIBOR USD + 0.610%) (1)(3)	25,075,000	25,011,650
Morgan Stanley,
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	34,242,000	36,858,872
National Bank of Canada,
2.100%, 02/01/2023 (1)	36,075,000	37,295,147
National Securities Clearing Corp.,
1.200%, 04/23/2023 (2)	27,000,000	27,476,820
Nationwide Building Society:
2.000%, 01/27/2023 (1)(2)	4,980,000	5,124,423
3.622%, 04/26/2023 (3 Month LIBOR USD + 1.181%) (1)(2)(3)	18,635,000	19,362,036
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	9,670,000	10,275,948
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,797,000	1,836,826
New York Life Global Funding,
1.100%, 05/05/2023 (2)	14,425,000	14,668,041
Nordea Bank AB:
4.875%, 05/13/2021 (1)(2)	16,080,000	16,496,281
4.250%, 09/21/2022 (1)(2)	14,785,000	15,712,611
3.750%, 08/30/2023 (1)(2)	3,725,000	4,017,249
Park Aerospace Holdings Ltd.,
4.500%, 03/15/2023 (1)(2)	7,746,000	7,675,892
People's United Financial, Inc.,
3.650%, 12/06/2022	6,329,000	6,684,128
Protective Life Global Funding,
1.082%, 06/09/2023 (2)	15,900,000	16,124,936
Prudential Funding LLC,
6.750%, 09/15/2023 (2)	8,492,000	9,804,946
Reliance Standard Life Global Funding II:
2.625%, 07/22/2022 (2)	13,625,000	14,025,975
2.150%, 01/21/2023 (2)	15,000,000	15,352,174
Royal Bank of Canada,
1.600%, 04/17/2023 (1)	14,400,000	14,777,841
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	13,000,000	13,464,127
3.875%, 09/12/2023 (1)	8,187,000	8,778,101
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	2,384,000	2,569,538
Royal Bank of Scotland PLC,
6.125%, 01/11/2021 (1)	9,667,000	9,816,803
Santander Holdings USA, Inc.:
4.450%, 12/03/2021	7,500,000	7,797,290
3.400%, 01/18/2023	7,114,000	7,448,066
Santander UK Group Holdings PLC:
2.875%, 10/16/2020 (1)	1,030,000	1,030,990
3.125%, 01/08/2021 (1)	3,500,000	3,524,868
2.875%, 08/05/2021 (1)	2,970,000	3,029,732
3.571%, 01/10/2023 (1)	2,500,000	2,583,414
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	10,000,000	10,441,855
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	1,100,000	1,199,605
Skandinaviska Enskilda Banken AB,
2.200%, 12/12/2022 (1)(2)	17,825,000	18,459,651
SMBC Aviation Capital Finance DAC:
2.650%, 07/15/2021 (1)(2)	1,950,000	1,966,388
4.125%, 07/15/2023 (1)(2)	1,960,000	2,071,791
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	8,500,000	9,197,916
3.875%, 03/28/2024 (1)(2)	8,500,000	9,136,028
2.625%, 10/16/2024 (1)(2)	14,000,000	14,504,148
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	17,471,000	17,587,399
2.744%, 09/10/2022 (3 Month LIBOR USD + 1.200%) (1)(2)(3)	10,000,000	10,157,962
4.247%, 01/20/2023 (3 Month LIBOR USD + 1.150%) (1)(2)(3)	5,486,000	5,691,697
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	3,450,000	3,636,298
State Street Corp.,
2.825%, 03/30/2023 (SOFR + 2.690%) (2)(3)	13,175,000	13,632,447
Stifel Financial Corp.,
3.500%, 12/01/2020	27,498,000	27,590,150
SunTrust Banks, Inc.:
3.525%, 10/26/2021 (3 Month LIBOR USD + 0.500%) (3)	15,015,000	15,045,275
2.800%, 05/17/2022	18,000,000	18,697,194
Synchrony Financial:
3.750%, 08/15/2021	8,839,000	9,016,508
2.850%, 07/25/2022	25,219,000	25,954,089
Synovus Bank,
2.289%, 02/10/2023 (SOFR + 0.945%) (3)	7,000,000	7,084,743
Trinity Acquisition PLC,
3.500%, 09/15/2021 (1)	18,183,000	18,631,139
UBS AG,
1.750%, 04/21/2022 (1)(2)	15,000,000	15,272,280
UBS Group AG,
1.008%, 07/30/2024 (1 Year CMT Rate + 0.830%) (1)(2)(3)	6,000,000	6,013,563
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (1)(2)	3,000,000	3,042,216
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	9,471,000	9,742,442
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	7,200,000	7,467,106
USAA Capital Corp.,
1.500%, 05/01/2023 (2)	6,000,000	6,152,992
WEA Finance LLC,
3.150%, 04/05/2022 (2)	12,750,000	12,955,165
Wells Fargo & Co.:
3.069%, 01/24/2023	4,650,000	4,796,115
3.750%, 01/24/2024	9,840,000	10,691,367
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	30,000,000	30,559,463
Willis North America, Inc.,
3.600%, 05/15/2024	2,600,000	2,839,652
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	13,585,000	13,888,508
Zions Bancorp NA:
3.500%, 08/27/2021	11,700,000	11,943,284
3.350%, 03/04/2022	20,000,000	20,622,824
Total Financials (Cost $1,855,583,792)		1,902,628,249	22.7%
Total Corporate Bonds (Cost $4,567,565,608)		4,673,692,442	55.7%

Municipal Bonds
Bartow County Development Authority,
1.550%, 08/01/2043	10,000,000	10,122,800
Bloomington Redevelopment District,
2.400%, 08/01/2024	785,000	793,674
Brazos Higher Education Authority, Inc.:
2.378%, 04/01/2021	675,000	680,954
2.427%, 04/01/2022	1,320,000	1,354,188
Bucks County Industrial Development Authority,
2.750%, 12/01/2022	5,000,000	5,204,350
Burke County Development Authority,
1.550%, 12/01/2049 (4)	6,730,000	6,812,645
Central Texas Turnpike System,
1.980%, 08/15/2042 (4)	8,000,000	8,037,920
Chandler Industrial Development Authority,
5.000%, 06/01/2049 (4)	2,000,000	2,308,180
Chicago Transit Authority:
1.708%, 12/01/2022	1,000,000	1,011,370
1.838%, 12/01/2023	1,000,000	1,016,770
City of Houston TX,
1.054%, 07/01/2023 (8)	6,000,000	6,007,080
City of Johnson TN,
7.850%, 03/01/2024	4,890,000	5,409,611
City of Ontario CA:
2.071%, 06/01/2022	1,095,000	1,116,736
2.216%, 06/01/2023	1,300,000	1,338,779
City of Pittsburg CA,
5.864%, 07/01/2021	555,000	576,812
Coconino County Pollution Control Corp.,
1.875%, 09/01/2032 (4)	3,000,000	3,024,900
County of Riverside CA:
2.265%, 02/15/2022	5,000,000	5,106,100
2.363%, 02/15/2023	5,000,000	5,184,400
County of Sacramento CA:
7.680%, 08/15/2021 (7)	16,535,000	17,513,376
7.680%, 08/15/2021 (7)	2,000,000	2,121,960
County of Saline AR,
3.550%, 06/01/2042 (Callable 06/01/2024)	1,890,000	1,979,699
Florida Development Finance Corp.:
1.795%, 04/01/2022	1,000,000	1,005,300
1.976%, 04/01/2023	1,255,000	1,266,759
Fresno Joint Powers Financing Authority,
2.880%, 04/01/2021	1,685,000	1,698,076
Great Lakes Water Authority:
1.684%, 07/01/2022	250,000	255,065
1.879%, 07/01/2023	500,000	517,405
1.984%, 07/01/2024	500,000	523,095
Housing & Redevelopment Authority of The City of St. Paul,
3.539%, 07/01/2023	5,000,000	5,274,750
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	4,660,000	4,805,299
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2020)	155,000	156,545
Massachusetts Educational Financing Authority:
5.000%, 01/01/2023	9,000,000	9,748,080
5.000%, 01/01/2024	26,990,000	30,090,071
Memphis-Shelby County Industrial Development Board,
2.222%, 11/01/2020	5,990,000	5,996,589
Metropolitan Transportation Authority,
5.000%, 09/01/2022	10,000,000	10,335,000
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)	3,620,000	3,711,477
New Jersey Economic Development Authority:
0.000%, 02/15/2021	1,440,000	1,436,688
2.609%, 06/15/2022	500,000	503,830
2.781%, 06/15/2023	2,085,000	2,113,377
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2022	1,200,000	1,295,880
5.000%, 12/01/2022	1,300,000	1,403,870
5.000%, 12/01/2023	1,500,000	1,667,715
5.000%, 12/01/2023	2,375,000	2,640,549
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	1,395,000	1,492,664
5.976%, 03/01/2024	3,875,000	4,023,180
New Jersey Transportation Trust Fund Authority,
2.384%, 06/15/2022	4,245,000	4,270,173
Niagara Area Development Corp.,
2.643%, 05/01/2022	1,000,000	1,002,870
Philadelphia Authority for Industrial Development:
0.000%, 04/15/2022	6,022,000	5,876,749
0.000%, 04/15/2023	7,250,000	6,939,555
Port of Seattle WA,
2.430%, 05/01/2022	1,000,000	1,023,060
Public Finance Authority,
3.750%, 02/01/2022 (Callable 10/21/2020)	7,000,000	7,001,470
Rhode Island Housing & Mortgage Finance Corp.,
3.000%, 10/01/2034 (Callable 10/01/2022)	2,155,000	2,174,977
South Carolina Transportation Infrastructure Bank,
0.550%, 10/01/2031 (1 Month LIBOR USD + 0.450%)(Callable 10/01/2021) (3)	12,000,000	11,938,200
State of Connecticut:
2.500%, 07/01/2022	3,000,000	3,106,500
2.000%, 07/01/2023	3,000,000	3,118,470
State Public School Building Authority,
2.615%, 04/01/2023	2,500,000	2,522,575
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)	5,660,000	6,004,977
Total Municipal Bonds (Cost $229,962,279)		233,663,144	2.8%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.298%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	474,337	473,323
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1, 0.823%, 10/25/2035 (1 Month LIBOR USD + 0.675%) (3)	10,547,018	10,485,512
Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 10/25/2020	4,224	4,303
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	67,257	69,436
Series 2004-8CB, Class A, 0.418%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	161,884	161,803
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	52,268	52,400
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	522,947	381,658
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.488%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	1,971,849	1,965,904
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	11,645,714	11,955,791
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (2)	13,876,452	13,952,040
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1, 0.363%, 01/25/2036 (1 Month LIBOR USD + 0.215%) (3)	2,510,929	2,499,438
Carrington Mortgage Loan Trust,
Series 2007-HE1, Class A2, 0.298%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	264,973	264,788
Countrywide Asset-Backed Certificates:
Series 2006-2, Class 2A3, 0.448%, 06/25/2036 (1 Month LIBOR USD + 0.300%) (3)	1,637,559	1,635,850
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 (4)	15,171	15,126
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (2)(4)	39,172,080	42,488,850
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	388,375	377,727
GSAMP Trust,
Series 2006-HE7, Class A2D, 0.378%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	5,901,037	5,806,366
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.044%, 07/25/2035 (4)	281,301	282,142
MASTR Alternative Loan Trust:
Series 2003-9, Class 3A1, 4.750%, 10/25/2020	69	69
Series 2003-5, Class 7A1, 5.000%, 10/01/2031	41,604	27,997
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	2,346,119	2,428,125
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	1,715,779	1,789,462
Morgan Stanley,
Series 2005-HE5, Class M2, 0.793%, 09/25/2035 (1 Month LIBOR USD + 0.645%) (3)	6,445,373	6,412,178
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.378%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	164,937	164,916
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 0.808%, 08/25/2035 (1 Month LIBOR USD + 0.660%) (3)	91,111	91,109
RASC Series Trust,
Series 2005-KS11, Class M1, 0.548%, 12/25/2035 (1 Month LIBOR USD + 0.400%) (3)	33,238	33,241
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,914,212	702,924
Saxon Asset Securities Trust,
Series 2006-2, Class A3C, 0.298%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	298,049	296,846
Soundview Home Loan Trust,
Series 2006-OPT2, Class A3, 0.328%, 05/25/2036 (1 Month LIBOR USD + 0.180%) (3)	403,937	403,550
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.148%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	449,771	449,813
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034 (7)	30,762	30,893
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.839%, 10/25/2043 (4)	3,235,093	3,156,314
Towd Point Mortgage Trust:
Series 2015-4, Class A1B, 2.750%, 04/25/2055 (2)(4)	495,479	498,433
Series 2015-4, Class A1, 3.500%, 04/25/2055 (2)(4)	1,066,997	1,077,744
Series 2016-5, Class A1, 2.500%, 10/25/2056 (2)(4)	21,356,131	21,831,760
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	18,524,853	19,000,767
Series 2017-5, Class A1, 0.748%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	6,640,647	6,628,357
Series 2017-2, Class A1, 2.750%, 04/25/2057 (2)(4)	6,241,109	6,416,028
Series 2017-3, Class A1, 2.750%, 06/25/2057 (2)(4)	14,788,008	15,229,534
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	17,106,344	17,789,186
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	9,777,829	10,352,582
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 3.666%, 06/25/2034 (4)	2,581,660	2,596,842
Total Residential Mortgage-Backed Securities (Cost $206,131,640)		210,281,127	2.5%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issue
Freddie Mac Multifamily Structured Pass Through Certificates,
Series K014, Class A2, 3.871%, 04/25/2021	9,810,331	9,877,904
Total U.S. Government Agency Issue (Cost $9,813,192)		9,877,904	0.1%

Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,499,024	11,960,518
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047	3,109,835	3,246,860
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047	11,277,378	11,790,307
COMM Mortgage Trust:
Series 2012-CR1, Class ASB, 3.053%, 05/17/2045	8,629,077	8,758,932
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	7,890,000	8,150,084
Series 2013-LC6, Class ASB, 2.478%, 01/12/2046	6,037,740	6,141,315
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047	9,976,643	10,360,995
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047	9,514,689	9,891,281
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	5,130,000	5,586,036
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	12,752,000	12,853,539
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	23,247,021	23,836,098
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/17/2045	9,397,932	9,561,413
Series 2012-C8, Class A3, 2.829%, 10/17/2045	10,018,546	10,320,355
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	12,580,000	13,143,144
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	779,598	787,920
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (4)	10,997,827	11,440,060
Series 2013-C14, Class A4, 4.133%, 08/17/2046 (4)	10,625,000	11,480,917
Series 2015-C31, Class ASB, 3.540%, 08/17/2048	9,211,435	9,799,153
Series 2015-C33, Class ASB, 3.562%, 12/17/2048	4,175,000	4,462,291
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.657%, 05/17/2046	13,475,313	13,755,713
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	12,742,229	13,550,736
Series 2013-C8, Class ASB, 2.699%, 12/17/2048	8,014,736	8,124,617
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050	11,360,256	11,889,540
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	5,000,000	5,195,823
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,317,008	8,438,637
Series 2013-C14, Class ASB, 2.977%, 06/15/2046	15,833,569	16,190,667
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	962,476	1,012,839
Total Non-U.S. Government Agency Issues (Cost $258,737,805)		261,729,790	3.1%
Total Commercial Mortgage-Backed Securities (Cost $268,550,997)		271,607,694	3.2%

Asset Backed Securities
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.670%, 11/15/2024	7,130,000	7,398,184
Series 2019-3, Class A, 2.000%, 04/15/2025	35,602,000	36,790,281
Bank of The West Auto Trust:
Series 2017-1, Class A3, 2.110%, 01/15/2023 (2)	2,565,764	2,580,910
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	13,005,000	13,305,363
Capital One Multi-Asset Execution Trust,
Series 2019-A2, Class A2, 1.720%, 08/15/2024	15,250,000	15,666,592
CarMax Auto Owner Trust,
Series 2018-4, Class A3, 3.360%, 09/15/2023	11,300,000	11,586,037
Chesapeake Funding II LLC:
Series 2018-1A, Class A1, 3.040%, 04/15/2030 (2)	4,878,823	4,985,602
Series 2020-1A, Class A1, 0.870%, 08/15/2032 (2)	19,859,904	19,915,920
Conseco Financial Corp.,
Series 1998-3, Class A5, 6.220%, 03/01/2030	31,341	31,904
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	27,550,000	28,076,392
Discover Card Execution Note Trust,
Series 2019-A3, Class A, 1.890%, 10/15/2024	2,700,000	2,790,068
Fifth Third Auto Trust,
Series 2019-1, Class A3, 2.640%, 12/15/2023	39,895,000	40,762,820
Ford Credit Auto Owner Trust:
Series 2020-A, Class A3, 1.040%, 08/15/2024	35,300,000	35,737,773
Series 2017-1, Class A, 2.620%, 08/15/2028 (2)	24,017,000	24,749,336
GM Financial Automobile Leasing Trust,
Series 2020-2, Class A3, 0.800%, 07/20/2023	9,500,000	9,577,159
GMF Floorplan Owner Revolving Trust,
Series 2020-1, Class A, 0.680%, 08/15/2025 (2)	8,900,000	8,918,071
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	23,600,000	24,062,600
Kookmin Bank,
2.125%, 10/21/2021 (1)(2)	3,400,000	3,402,482
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 2.610%, 05/15/2024 (2)	16,025,000	16,585,152
PFS Financing Corp.:
Series 2018-B, Class A, 2.890%, 02/15/2023 (2)	11,725,000	11,830,364
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	13,015,000	13,199,821
Series 2018-F, Class A, 3.520%, 10/16/2023 (2)	6,419,000	6,611,783
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	7,675,000	7,877,483
SoFi Consumer Loan Program LLC:
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	847,683	852,370
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	602,038	606,475
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	26,950,000	27,882,993
Synchrony Card Issuance Trust,
Series 2018-A1, Class A, 3.380%, 09/15/2024	33,970,000	34,942,449
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (2)(4)	11,746,974	12,042,009
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	20,212,513	20,527,854
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	23,497,862	23,966,936
Verizon Owner Trust:
Series 2019-B, Class A1A, 2.330%, 12/20/2023	24,450,000	25,035,548
Series 2020-B, Class A, 0.470%, 02/20/2025	45,175,000	45,218,413
Volkswagen Auto Lease Trust,
Series 2019-A, Class A3, 1.990%, 11/21/2022	8,868,000	9,032,802
Volkswagen Auto Loan Enhanced Trust,
Series 2020-1, Class A3, 0.980%, 11/20/2024	19,375,000	19,618,914
World Financial Network Credit Card Master Trust:
Series 2016-A, Class A, 2.030%, 04/15/2025	16,710,000	16,877,087
Series 2019-A, Class A, 3.140%, 12/15/2025	7,900,000	8,161,035
Total Asset Backed Securities (Cost $580,835,520)		591,206,982	7.1%
Total Long-Term Investments (Cost $8,088,600,790)		8,221,630,653	98.1%

SHORT-TERM INVESTMENTS	Shares
Money Market Mutual Funds
Fidelity Institutional Money Market Fund - Government Portfolio, Institutional Class, 0.03% (5)	4,608,952	4,608,952
First American Government Obligations Fund, Class U, 0.07% (5)	394,900,000	394,900,000
Total Short-Term Investments (Cost $399,508,952)		399,508,952	4.8%
Total Investments (Cost $8,488,109,742)		8,621,139,605	102.9%
Liabilities in Excess of Other Assets		(240,407,242)	(2.9)%
TOTAL NET ASSETS		$8,380,732,363	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1) Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $2,137,534,780, which represents 25.51% of total net assets.

(3) Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(4) Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(5) Seven-day yield.
(6) Security that, on the last payment date, missed a partial principal or interest payment.
(7) Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(8) Security or a portion of the security, purchased on a when-issued or delayed delivery basis.

Baird Short-Term Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,208,014,046	$–	$2,208,014,046
Other Government Related Securities	–	33,165,218	–	33,165,218
Corporate Bonds	–	4,673,692,442	–	4,673,692,442
Municipal Bonds	–	233,663,144	–	233,663,144
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	210,281,127	–	210,281,127
Commercial Mortgage-Backed Securities - U.S. Government Agency Issue	–	9,877,904	–	9,877,904
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	261,729,790	–	261,729,790
Asset Backed Securities	–	591,206,982	–	591,206,982
Total Long-Term Investments	–	8,221,630,653	–	8,221,630,653
Short-Term Investments
Money Market Mutual Funds	399,508,952	–	–	399,508,952
Total Short-Term Investments	399,508,952	–	–	399,508,952
Total Investments	$399,508,952	$8,221,630,653	$–	$8,621,139,605

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.